UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	        WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 100 Shoreline Highway, Suite B-390
		 Mill Valley, CA 94941
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Eugene Cheuk
Title:  Chief Financial Officer
Phone: (415)322-6203
Signature,       		Place,         	and Date of Signing
Eugene Cheuk  			California	November 14, 2012

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	141,353,000

List of Other Included Managers:
NONE
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
Name Of Issuer                  Title of Class  Cusip    Market Value Shr/Prn SH PRN PUT/ Invest Other Sole   Shared Other
							 (x1000)      Amount	     CALL 	 Mgrs

ALLEGHANY CORP (DEL)            COM             017175100 6,090      17,655    SH             		SOLE   	17,655
AMERICAN INTL GROUP INC         COM NEW         026874784 5,142      156,831   SH             		SOLE   156,831
AVIS BUDGET GROUP               COM             053774105 5,676      369,026   SH             		SOLE   369,026
AVNET INC                       COM             053807103 2,818      96,870    SH             		SOLE  	96,870
BMC SOFTWARE INC                COM             055921100 1,784      42,991    SH             		SOLE    42,991
BERKSHIRE HATHAWAY INC DEL      CL A            084670108 9,422      71        SH             		SOLE        71
CENTRAL FD CDA LTD              CL A            153501101 977        41,046    SH             		SOLE    41,046
CHESAPEAKE ENERGY CORP          CALL            165167107 80         140       SH    CALL     		SOLE       140
COINSTAR INC                    COM             19259P300 3,444      76,573    SH             		SOLE    76,573
COMPASS MINERALS INTL INC       COM             20451N101 282        3,780     SH             		SOLE     3,780
DEVON ENERGY CORP NEW           COM             25179M103 6,811      112,582   SH             		SOLE   112,582
FORD MTR CO DEL                 COM PAR $0.01   345370860 1,815      184,052   SH            		SOLE   184,052
FREIGHTCAR AMER INC             COM             357023100 903        50,735    SH             		SOLE    50,735
GENWORTH FINL INC               COM CL A        37247D106 2,581      493,572   SH             		SOLE   493,572
HALLIBURTON CO                  COM             406216101 9,635      285,995   SH             		SOLE   285,995
HILLENBRAND INC                 COM             431571108 8,726      479,729   SH             		SOLE   479,729
ISHARES GOLD TRUST              ISHARES         464285105 4,318      250,000   SH            		SOLE   250,000
LABORATORY CORP AMER HLDGS      COM NEW         50540R409 5,630      60,889    SH             		SOLE    60,889
LEXMARK INTL NEW                CL A            529771107 4,721      212,189   SH             		SOLE   212,189
LOCKHEED MARTIN CORP            COM             539830109 12,422     113,025   SH             		SOLE   113,025
MARKET VECTORS ETF TR           GOLD MINER ETF  57060U100 2,229      41,516    SH             		SOLE    41,516
MARKET VECTORS ETF TR           CALL            57060U100 1          10        SH    CALL     		SOLE        10
MARKET VECTORS ETF TR           CALL            57060U100 13         200       SH    CALL     		SOLE       200
SPDR GOLD TRUST                 GOLD SHS        78463V107 4,469      26,000    SH             		SOLE    26,000
SPROTT PHYSICAL GOLD TRUST      UNIT            85207H104 6,310      415,159   SH             		SOLE   415,159
SPROTT PHYSICAL SILVER TRUST    TR UNIT         85207K107 782        55,355    SH             		SOLE    55,355
TRAVELERS COMPANIES INC         COM             89417E109 9,761      142,997   SH             		SOLE   142,997
U.S. BANCORP DEL                COM NEW         902973304 9,604      280,000   SH             		SOLE   280,000
WELLPOINT INC                   COM             94973V107 7,760      133,773   SH             		SOLE   133,773
WESTERN DIGITAL CORP            COM             958102105 7,147      184,524   SH             		SOLE   184,524